SUPPLEMENT DATED DECEMBER 31, 1996
                   TO PROSPECTUS DATED DECEMBER 31, 1996
            FOR PINNACLE <TM> FLEXIBLE PAYMENT VARIABLE ANNUITY
                ISSUED BY INTEGRITY LIFE INSURANCE COMPANY

           THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND SHOULD BE
                  READ AND RETAINED WITH THE PROSPECTUS.


 The Morgan Stanley Asian Growth portfolio is NOT available in California.